ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 4,739	$ 1,844
Accrued liabilities	2,423	2,984
Accounts payable and other accrued liabilities	$ 7,162	$ 4,828